Retirement benefit schemes - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Summary of Post Employment Benefit Expenses Related to Defined Contribution Plans

	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020	Year ended 30 June 2019
	£m	£m	£m	£m
Total charge to income statement in respect of defined contribution schemes	6.5	2.8	4.5	3.5